DEBT (Details Narrative) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 21, 2025	Aug. 25, 2023	Oct. 17, 2022	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 08, 2025
Line of Credit Facility [Line Items]
Notional amount			$ 1,958
Interest rate			7.602%
Accumulated other comprehensive loss	$ 12						$ 12
Term Note [Member]
Line of Credit Facility [Line Items]
Term note						$ 2,000		$ 2,000
Interest rate						Daily SOFR plus 3.1%
Long-term debt outstanding	875
Convertible Debt [Member]
Line of Credit Facility [Line Items]
Principal amount	875	$ 1,100
Convertible promissory notes purchased by related party		475
Held by related parties				$ 400		$ 400	450
Interest expense				15	$ 15	61	88
Amount converted	$ 350
Convertible debt				750		750	$ 1,100
Convertible promissory notes purchased by related party		$ 475
Revolving line of credit [Member]
Line of Credit Facility [Line Items]
Revolving line of credit				1,000		1,000
Outstanding on RLOC				$ 0		$ 0
Interest rate						Daily SOFR plus 2.85% with monthly interest payments